Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses

19. Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	Year Ended December 31,
	2017	2018	2019
Employee compensation	929,928	2,256,455	2,231,698
Marketing and promotional expenses	523,535	1,158,519	818,053
Rental and related expenses	216,111	450,113	737,578
Professional services	238,740	578,469	487,537
Depreciation and amortization expenses	128,918	249,765	457,364
Travel and entertainment expenses	71,278	197,187	126,571
IT consumable, office supply and other low value consumable	114,668	167,323	109,501
Allowance against receivables	—	—	108,459
Others	127,529	283,959	375,026
Total	2,350,707	5,341,790	5,451,787